PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6 -             PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2021 and 2020 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2021	June 30, 2020
Vehicles	5	3%	—	463,425
Office equipment	5	3%	208,765	190,763
Electric equipment	5	3%	26,091	23,841
Less: accumulated depreciation			(231,973)	(651,437)
Property and equipment, net			$2,883	$26,592

Depreciation expense totaled $838 and $2,491 for the years ended June 30, 2021 and 2020, respectively.